                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES



                  Investment Company Act file number 811-02631

                          Chestnut Street Exchange Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              400 Bellevue Parkway
                              Wilmington, DE 19809
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Edward J. Roach
                          Chestnut Street Exchange Fund
                              400 Bellevue Parkway
                              Wilmington, DE 19809
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 792-2555

                   Date of fiscal year end: December 31, 2004

                    Date of reporting period: March 31, 2005

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

                          CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS

                                 MARCH 31, 2005

                                   (UNAUDITED)

   SHARES                                                                    VALUE
-------------                                                             ------------
                COMMON STOCKS                                     98.4%

                                      BASICS                       3.8%

      100,609            Air Products & Chemicals, Inc.                   $  6,367,544
       86,032            Cabot Corp.                                         2,876,050
       42,373          * Cabot Microelectronics Corp.                        1,329,665
                                                                          ------------
                                                                            10,573,259
                                                                          ------------

                                  CAPITAL EQUIPMENT                7.5%

       90,556            Emerson Electric Co.                                5,879,801
      364,049            General Electric Co.                               13,127,607
       39,154            Pitney Bowes, Inc.                                  1,766,628
                                                                          ------------
                                                                            20,774,036
                                                                          ------------

                                CONSUMER CYCLICALS                 7.0%

       99,829          * Comcast Corp. Class A                               3,372,224
      129,129            Disney (Walt) Co.                                   3,709,876
      144,103            3M Co.                                             12,348,186
                                                                          ------------
                                                                            19,430,286
                                                                          ------------

                                      ENERGY                       5.6%

       41,979            BP plc ADR                                          2,619,490
      147,227            Exxon Mobil Corp.                                   8,774,729
       57,292            Schlumberger, Ltd.                                  4,037,940
                                                                          ------------
                                                                            15,432,159
                                                                          ------------

                                     FINANCIAL                    22.7%

      111,332            American Express Co.                                5,719,125
       28,441            American International Group, Inc.                  1,575,916
      394,928            Bank of America Corp.                              17,416,325
       66,363            Fannie Mae                                          3,613,465
      110,307            Marsh & McLennan Companies, Inc.                    3,355,539
       48,016            Moody's Corporation                                 3,882,574
      140,310            J.P. Morgan Chase & Co.                             4,854,726
       92,150            Wachovia Corp.                                      4,691,357
      298,190            Wells Fargo & Co.                                  17,831,762
                                                                          ------------
                                                                            62,940,789
                                                                          ------------

                                    HEALTHCARE                    26.5%

      231,254            Abbott Laboratories, Inc.                          10,781,061
       64,986            Baxter International, Inc.                          2,208,224
       23,125          * Hospira, Inc.                                         746,244

       SHARES                                                                VALUE

       75,385            IMS Health, Inc.                                    1,838,640
      655,038            Johnson & Johnson, Inc.                            43,992,352
       45,931          * Medco Health Solutions, Inc.                        2,276,800
      349,404            Merck & Company, Inc.                              11,310,207
                                                                          ------------
                                                                            73,153,528
                                                                          ------------

                                      RETAIL                       0.7%

       54,165            Albertson's, Inc.                                   1,118,507
       44,558          * Safeway, Inc.                                         825,660
                                                                          ------------
                                                                             1,944,167
                                                                          ------------

                                       STAPLES                     3.7%

      222,044            Coca Cola (The) Co.                                 9,252,573
       45,506            Sara Lee Corp.                                      1,008,413
                                                                          ------------
                                                                            10,260,986
                                                                          ------------

                                     TECHNOLOGY                   15.9%

       30,192          * Freescale Semiconductor, Inc., Class B                520,812
       57,923            Hewlett-Packard Co.                                 1,270,831
       39,708            International Business Machines Corp.               3,628,517
    1,332,517            Intel Corp.                                        30,954,370
      105,043            Microsoft Corp.                                     2,538,889
      273,453            Motorola, Inc.                                      4,093,591
       73,947          * Oracle Corp.                                          922,859
                                                                          ------------
                                                                            43,929,869
                                                                          ------------

                                    TRANSPORTATION                 3.2%

      113,572            Burlington Northern Santa Fe Corp.                  6,124,938
       37,922            Union Pacific Corp.                                 2,643,163
                                                                          ------------
                                                                             8,768,101
                                                                          ------------

                                      UTILITIES                    1.8%

      143,830            Verizon Communications, Inc.                        5,105,965
                                                                          ------------

TOTAL COMMON STOCKS
                       (Cost: $35,957,679)                                 272,313,145
                                                                          ------------

           PAR                                                          VALUE
----------------------                                               -------------
SHORT-TERM OBLIGATIONS                                        1.9%

$5,200,000               Federal Home Loan Mortgage Corp.
                         04/01/05,  2.55%                                5,200,000
                                                                     -------------
                         (Cost: $5,200,000)

TOTAL INVESTMENT IN
SECURITIES               (Cost: $41,157,679)                100.3%   $ 277,513,145

* Non-Income Producing
ADR-American Depositary Receipt

The following amounts based on cost for federal income tax purposes.

      (a) Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost.

            $241,553,581

      (b) Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

            ($307,661)

      (c)   Net unrealized appreciation.

            $241,245,920

      (d)   Aggregate cost of securities for federal income tax purposes.

            $36,267,225

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Chestnut Street Exchange Fund

By:            /s/ Edward J. Roach
               -----------------------------------
               Edward J. Roach, President & Treasurer
               (Principal Executive and Principal Financial Officer)

Date:          May  19, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)   Chestnut Street Exchange Fund

By:            /s/ Edward J. Roach
               -----------------------------------
               Edward J. Roach, President & Treasurer
               (Principal Executive and Principal Financial Officer)

Date:          May 19, 2005

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